September 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Occidental Life Insurance Company and Transamerica
         Occidental Life Separate Account VL (File No. 33-2022)

Dear Commissioner:

On behalf of  Transamerica  Occidental Life Insurance  Company and  Transamerica
Occidental  Life  Separate  Account VL  ("separate  account"),  incorporated  by reference is the  Semi-Annual  Report for the  underlying  fund, the EQ Advisors
Trust, for filing with the Securities and Exchange Commission,  pursuant to Rule
30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:              EQ Advisors Trust
         File #:                    811-07953
         CIK #:                     0001027263
         Accession #:               0000950136-00-001169
         Date of Filing:            8-31-2000

This  Semi-Annual  Report is for the period  ending June 30, 2000,  and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing,  please contact the undersigned at (213) 742-3126.

Very truly yours,

Susan Vivino
Paralegal

cc:      F. Bellamy, Esq.
         R. Fink, Esq.